UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Khronos LLC
Address:       2 Grand Central Tower
               140 East 45th Street
               New York, NY 10017

Form 13F File Number: 028-12093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Rafael Mayer
Title:         Managing Member of Zen Group, LLC, the
               managing member of Khronos LLC
Phone:         (212) 763-8800

Signature, Place, and Date of Signing:

/s/ Rafael Mayer                  New York, NY              07/16/08
--------------------              ----------------          -------------
    [Signature]                     [City, State]             [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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
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

                                TITLE                 VALUE        SHARES    SH/ PUT/  INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS   CUSIP     (x1000)       PRN  AMT  PRN CALL  DSCRETN    MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BORDERS GROUP INC               COM        099709107    13,800    2,300,000  SH       DEFINED      01       2,300,000
BLUELINX HLDGS INC              COM        09624H109     5,310    1,500,000  SH       DEFINED      01       1,500,000
BURLINGTON NORTHERN SANTA FE    COM        12189T104    14,641      146,575  SH       DEFINED      01         146,575
CSX CORP                        COM        126408103    26,258      418,048  SH       DEFINED      01         418,048
GREENLIGHT CAPITAL RE LTD       CLASS A    G4095J109    62,865    2,750,000  SH       DEFINED      01       2,750,000
NORFOLK SOUTHERN CORP           COM        655844108    14,891      237,617  SH       DEFINED      01         237,617
TARGET CORP                     COM        87612E106    23,245      500,000  SH       DEFINED      01         500,000
UNION PACIFIC CORP              COM        907818108    17,412      230,626  SH       DEFINED      01         230,626

8                                                      178,422


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         8
Form 13F Information Table Value Total:         $178,422
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       028 -12092                      Zen Group, LLC


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